Business combination - Summary of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Detail) ₩ in Millions	Apr. 01, 2022 KRW (₩)
Assets
Cash and cash equivalents	₩ 39,967
Trade accounts, notes receivable and other receivables, net	21,455
Inventories	12,693
Other current assets	3,054
Total current assets	77,169
Other long-term financial assets	1,257
Property, plant and equipment, net	244,058
Intangible assets, net	1,011,517
Total non-current assets	1,256,832
Total assets	1,334,001
Liabilities
Trade accounts and notes payable	78,027
Other short-term financial liabilities	14,471
Provisions	343
Other current liabilities	21,544
Total current liabilities	186,344
Other payables	181,913
Other long-term financial liabilities	1,553
Other non-current liabilities	70,982
Long-term provisions	24,115
Total non-current liabilities	346,597
Total liabilities	532,941
Net assets	₩ 801,060
Share acquisition ratio (%)	100.00%
Net assets acquired	₩ 801,060
Consideration paid	801,060
Short-term borrowings [member]
Liabilities
Borrowings	71,959
Long-term borrowings [member]
Liabilities
Borrowings	₩ 68,034